Provisions - Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current provisions at start of period	€ 1,463	€ 1,018
Non-current provisions at start of period	1,035	1,097
Total provisions	2,972	2,498	€ 2,115
Additions	1,865	1,836
Utilizations	(1,336)	(1,266)
Releases	(113)	(159)
Acquisitions		6
Accretion	45	25
Changes in discount rate	(8)	(6)
Translation differences and other	21	(53)
Total change	474	383
Current provisions at end of period	1,977	1,463
Non-current provisions at end of period	996	1,035
Post-employment benefits
Disclosure of other provisions [line items]
Non-current provisions at start of period	558	546
Total provisions	560	558	546
Additions	81	112
Utilizations	(76)	(91)
Releases	(5)	(10)
Translation differences and other	2	0
Total change	3	12
Non-current provisions at end of period	560	558
Product warranty
Disclosure of other provisions [line items]
Current provisions at start of period	624	653
Non-current provisions at start of period	67	80
Total provisions	585	692	733
Additions	439	553
Utilizations	(507)	(553)
Releases	(15)	(20)
Translation differences and other	(24)	(22)
Total change	(107)	(42)
Current provisions at end of period	522	624
Non-current provisions at end of period	63	67
Environmental
Disclosure of other provisions [line items]
Current provisions at start of period	22	20
Non-current provisions at start of period	80	83
Total provisions	96	102	104
Additions	9	18
Utilizations	(15)	(14)
Releases	0	(2)
Accretion	5	5
Changes in discount rate	(7)	(6)
Translation differences and other	4	(3)
Total change	(5)	(2)
Current provisions at end of period	20	22
Non-current provisions at end of period	76	80
Restructuring-related
Disclosure of other provisions [line items]
Current provisions at start of period	102	134
Non-current provisions at start of period	14	6
Total provisions	94	116	140
Additions	131	263
Utilizations	(127)	(219)
Releases	(26)	(67)
Translation differences and other	(1)	(2)
Total change	(23)	(24)
Current provisions at end of period	77	102
Non-current provisions at end of period	16	14
Legal
Disclosure of other provisions [line items]
Current provisions at start of period	477	74
Non-current provisions at start of period	10	14
Total provisions	1,079	487	89
Additions	1,015	644
Utilizations	(477)	(235)
Releases	(28)	(10)
Accretion	38	23
Translation differences and other	44	(23)
Total change	592	399
Current provisions at end of period	1,066	477
Non-current provisions at end of period	13	10
Contingent consideration
Disclosure of other provisions [line items]
Current provisions at start of period	57	23
Non-current provisions at start of period	58	89
Total provisions	113	115	113
Additions	5	24
Utilizations	(9)	(20)
Releases	(3)	(7)
Acquisitions		6
Accretion	3	1
Translation differences and other	3	(2)
Total change	(2)	2
Current provisions at end of period	61	57
Non-current provisions at end of period	52	58
Other
Disclosure of other provisions [line items]
Current provisions at start of period	181	112
Non-current provisions at start of period	248	279
Total provisions	446	429	€ 390
Additions	185	223
Utilizations	(124)	(134)
Releases	(35)	(45)
Accretion	(1)	(3)
Changes in discount rate	0
Translation differences and other	(8)	(1)
Total change	16	39
Current provisions at end of period	229	181
Non-current provisions at end of period	€ 216	€ 248